GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G/A

Exhibit 99.6 - Schedule 7

Client Name:
Client Project Name:	GSMBS 2022-PJ6
Start - End Dates:	1/19/2022 - 2/15/2022
Deal Loan Count:	3

Waived Conditions Summary

 ©2022 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.